GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION
NOTE 13:   GEOGRAPHIC INFORMATION

a.
The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer.  Other than as shown below, no other country accounted for more than 10% of the Company’s revenues during the years ended December 31, 2011, 2012 and 2013.

		Year ended December 31,
		2011	2012	2013
1.	Revenues:

	North America*	$20,889	$35,519	$44,237
	United Kingdom	14,672	26,630	31,115
	Israel	21,470	23,100	23,009
	Rest of Europe	4,870	16,140	24,862
	Asia Pacific	8,026	12,520	12,154

		$69,927	$113,909	$135,377

*Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,200, $1,900 and $1,100 of revenues derived from Canada in the years ended December 31, 2011, 2012 and 2013, respectively.

		December 31,
		2012	2013
2.	Property and equipment:

	Israel	$1,422	$4,180
	North America	266	231
	Rest of the world	555	852

		$2,243	$5,263

c.	Major customer data:

Revenues from a major customer accounted for 20%, 12% and 9% of total revenues for the years ended December 31, 2011, 2012 and 2013, respectively.